Remaining Performance Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Remaining Performance Obligations [Abstract]
Transaction price allocated to remaining performance obligations	$ 54,744	$ 71,697
Weighted average duration of revenue recognised from transaction price allocated to remaining performance obligations	1 year 6 months	2 years